CONSOLIDATED STATEMENTS OF CASH FLOWS - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2020	Mar. 31, 2019		Mar. 31, 2018
Cash flows from operating activities:
Net income (loss)		¥ 219,367	¥ (94,711)		¥ 224,292
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Depreciation and amortization		63,583	57,924		71,579
Impairment of goodwill		0	81,372	[1]	0
Stock-based compensation		12,694	21,814		9,650
(Gain) loss on investments in equity securities		14,726	6,983		(2,683)
(Gain) loss on investments in subsidiaries and affiliates		(72,841)	5,719		(66,982)
Equity in earnings of affiliates, net of dividends received		(20,342)	(19,043)		(21,226)
Loss on disposal of office buildings, land, equipment and facilities		(3,957)	2,455		3,747
Deferred income taxes		(23,911)	21,565		60,259
Changes in operating assets and liabilities:
Time deposits		(33,029)	21,832		(100,642)
Deposits with stock exchanges and other segregated cash	[2]	(97,424)	13,752		(72,069)
Trading assets and private equity and debt investments	[3]	(2,754,743)	925,384		(239,331)
Trading liabilities	[3]	428,997	(143,141)		227,302
Securities purchased under agreements to resell, net of securities sold under agreements to repurchase		2,224,371	(3,274,866)		(453,239)
Securities borrowed, net of securities loaned		291,777	1,987,331		763,297
Other secured borrowings		301,019	1,198		79,121
Loans and receivables, net of allowance for doubtful accounts	[3]	(1,358,242)	157,599		(1,006,580)
Payables	[3]	788,007	(63,683)		209,460
Bonus accrual		16,202	(46,602)		(2,957)
Accrued income taxes, net		(2,787)	8,241		(5,842)
Other, net		(9,410)	(32,288)		(122,846)
Net cash used in operating activities	[2]	(15,943)	(361,165)		(445,690)
Cash flows from investing activities:
Payments for purchases of office buildings, land, equipment and facilities		(206,745)	(319,090)		(285,161)
Proceeds from sales of office buildings, land, equipment and facilities		209,197	262,908		224,220
Payments for purchases of investments in equity securities		0	0		(61)
Proceeds from sales of investments in equity securities		13,323	519		932
Decrease (increase) in loans receivable at banks, net		43,920	(74,048)		(105,387)
Decrease (increase) in non-trading debt securities, net		(2,359)	29,452		80,634
Business combinations or disposals, net		(2,484)	0		(13,125)
Decrease (increase) in investments in affiliated companies, net		160,799	(8,290)		43,849
Other, net		685	(3,954)		(2,073)
Net cash provided by (used in) investing activities		216,336	(112,503)		(56,172)
Cash flows from financing activities:
Increase in long-term borrowings		2,364,260	2,142,212		2,314,609
Decrease in long-term borrowings		(2,402,621)	(1,625,516)		(1,964,657)
Increase in short-term borrowings, net		656,205	85,900		215,001
Increase (decrease) in deposits received at banks, net		(93,260)	257,471		(13,254)
Proceeds from sales of common stock held in treasury		285	313		764
Payments for repurchases of common stock held in treasury		(150,009)	(51,714)		(109,096)
Payments for cash dividends		(58,416)	(47,475)		(70,199)
Contribution from noncontrolling interests		15,618	0		0
Net cash provided by financing activities		332,062	761,191		373,168
Effect of exchange rate changes on cash, cash equivalents, restricted cash and restricted cash equivalents	[2]	(27,277)	44,741		(53,504)
Net increase (decrease) in cash, cash equivalents, restricted cash and restricted cash equivalents	[2]	505,178	332,264		(182,198)
Cash, cash equivalents, restricted cash and restricted cash equivalents at beginning of year	[2]	2,687,132	2,354,868		2,537,066
Cash, cash equivalents, restricted cash and restricted cash equivalents at end of year	[2]	3,192,310	2,687,132		2,354,868
Cash paid during the year for-
Interest		677,160	700,855		473,758
Income tax payments, net		¥ 55,592	¥ 27,204		¥ 49,449

[1]	For the year ended March 31, 2019, Nomura recognized impairment losses on goodwill of ¥81,372 million within the Wholesale segment. Nomura performed an impairment test based on Wholesale performance and changes in the operating environment, and impaired goodwill within the Wholesale segment. As a result, the balance of goodwill within the Wholesale segment as of March 31, 2019 was ¥nil. These impairment losses were recorded within Non-interest expense—Other in the consolidated statements of income. The fair values were determined based on a DCF method.
[2]	In accordance with ASU 2016-18 “Restricted Cash” which Nomura adopted on April 1, 2018, certain reclassification of amounts previously reported as cash, cash equivalents, restricted cash and restricted cash equivalents for the years ended March 31, 2018 have been made to conform to the current year presentation.
[3]	Due to changes in accounting policy which Nomura adopted on April 1, 2018, certain reclassifications of amounts previously reported have been made to conform to the current year presentation. See Note 1 “Summary of accounting policies: New accounting pronouncements adopted during the current year” in our consolidated financial statements included in this annual report.